UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-8211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	06/30/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Money Market Fund
June 30, 2011 (Unaudited)

Negotiable Bank Certificates of Deposit--44.4%	Principal Amount ($)	Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.40%, 7/11/11	200,000,000	200,000,000
Barclays Bank
0.60% - 0.69%, 7/26/11 - 7/28/11	500,000,000 a	500,000,000
BNP Paribas (Yankee)
0.44% - 0.55%, 8/1/11 - 11/7/11	300,000,000	300,000,000
Credit Agricole CIB (Yankee)
0.43% - 0.55%, 8/5/11 - 10/28/11	500,000,000	500,000,000
Credit Industriel et Commercial (Yankee)
0.47% - 0.50%, 10/7/11 - 11/3/11	600,000,000	600,000,000
Deutsche Bank AG
0.32%, 7/1/11	400,000,000 a	400,000,000
Fortis Bank SA/NV (Yankee)
0.31% - 0.56%, 8/1/11 - 8/10/11	300,000,000	300,000,000
ING Bank (London)
0.26% - 0.27%, 8/9/11 - 8/12/11	400,000,000	400,000,000
Natixis New York (Yankee)
0.49% - 0.60%, 9/7/11 - 10/13/11	550,000,000	550,000,000
Royal Bank of Canada
0.27%, 7/1/11	200,000,000 a	200,000,000
Royal Bank of Scotland PLC (Yankee)
0.36% - 0.51%, 7/25/11 - 11/10/11	635,000,000	635,000,000
Societe Generale (Yankee)
0.40%, 10/18/11	380,000,000	380,000,000
Svenska Handelsbanken (Yankee)
0.31%, 9/30/11	200,000,000	200,007,566
UBS (Yankee)
0.43%, 8/12/11	250,000,000	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $5,415,007,566)		5,415,007,566
Commercial Paper--8.7%

Bank of Nova Scotia
0.01%, 7/1/11	250,000,000	250,000,000
Caisse Damort De La Dett
0.24%, 11/10/11	100,000,000	99,913,833
Deutsche Bank Financial LLC
0.03%, 7/1/11	200,000,000	200,000,000
General Electric Capital Corp.
0.17%, 8/25/11 - 8/26/11	515,000,000	514,864,992
Total Commercial Paper
(cost $1,064,778,825)		1,064,778,825
Asset-Backed Commercial Paper--3.1%
Argento Variable Funding Ltd.
0.22%, 9/1/11	57,000,000 b	56,978,403
Autobahn Funding Company
0.13%, 7/1/11	29,861,000 b	29,861,000
Cancara Asset Securitization
0.21%, 9/6/11	100,000,000 b	99,960,917
Grampian Funding LLC
0.46%, 9/6/11	100,000,000 b	99,914,389
Market Street Funding LLC
0.05%, 7/1/11	96,358,000 b	96,358,000
Total Asset-Backed Commercial Paper
(cost $383,072,709)		383,072,709
Corporate Notes--2.0%
Credit Suisse
0.53%, 7/19/11
(cost $250,000,000)	250,000,000 [a]	250,000,000
Time Deposits--20.9%
Canadian Imperial Bank of Commerce (Grand Cayman)
0.02%, 7/1/11	300,000,000	300,000,000
Commerzbank (Grand Cayman)
0.06%, 7/1/11	600,000,000	600,000,000
DZ Bank AG (Grand Cayman)
0.01%, 7/1/11	200,000,000	200,000,000
KBC Bank (Grand Cayman)
0.01%, 7/1/11	400,000,000	400,000,000
Nordea Bank Finland (Grand Cayman)

0.01%, 7/1/11	500,000,000	500,000,000
Northern Trust Co. (Grand Cayman)
0.01%, 7/1/11	74,000,000	74,000,000
Societe Generale (Grand Cayman)
0.05%, 7/1/11	225,000,000	225,000,000
Swedbank (ForeningsSparbanken AB) (Grand Cayman)
0.01%, 7/1/11	250,000,000	250,000,000
Total Time Deposits
(cost $2,549,000,000)		2,549,000,000
U.S. Government Agencies--5.7%
Federal Home Loan Bank
0.25%, 7/1/11	250,000,000 a	249,904,300
Federal Home Loan Mortgage Corp.
0.29%, 7/1/11	250,000,000 a,c	249,884,338
Straight-A Funding LLC
0.16%, 9/1/11	201,000,000 b	200,944,613
Total U.S. Government Agencies
(cost $700,733,251)		700,733,251
U.S. Treasury Bills--3.6%
0.00% - 0.01%, 7/28/11 - 8/25/11
(cost $436,997,288)	437,000,000	436,997,288
Repurchase Agreements--9.8%
Barclays Capital, Inc.
0.14%, dated 6/30/11, due 7/1/11 in the amount of
$100,000,389 (fully collateralized by $324,797,575
Corporate Bonds, 0%-7.70%, due 2/20/14-4/25/47, value
$103,000,000)	100,000,000	100,000,000
Citigroup Global Markets Holdings Inc.
0.01%, dated 6/30/11, due 7/1/11 in the amount of
$100,000,028 (fully collateralized by $650,000 African
Development Bank, 1.88%, due 1/23/12, value $660,632,
$3,850,000 Asian Development Bank, 2.13%-5.50%, due
3/15/12-6/27/16, value $4,160,110, $13,220,000 Federal
Agricultural Mortgage Corp., 3.88%, due 8/19/11,
value $13,299,902, $55,426,000 Inter-American
Development Bank, 1.63%-7%, due 11/15/11-6/15/25,
value $58,858,612, $16,184,000 International Bank for

Reconstruction and Development, 1.75%-7.63%, due
4/2/12-1/19/23, value $17,824,871 and $6,870,000
International Finance Corp., 3%-4.75%, due
4/25/12-4/22/14, value $7,196,784)	100,000,000	100,000,000
Credit Agricole Securities (USA) Inc.
0.05%, dated 6/30/11, due 7/1/11 in the amount of
$71,000,099 (fully collateralized by $62,553,000
Federal National Mortgage Association, 5%, due
3/15/16, value $72,420,944)	71,000,000	71,000,000
Deutsche Bank Securities Inc.
0.01%, dated 6/30/11, due 7/1/11 in the amount of
$370,000,103 (fully collateralized by $1,443,391,200
U.S. Treasury Strips, due 11/15/39-2/15/40, value
$377,400,018)	370,000,000	370,000,000
HSBC USA Inc.
0.01%, dated 6/30/11, due 7/1/11 in the amount of
$200,000,056 (fully collateralized by $8,110,000 U.S.
Treasury Bills, due 10/27/11, value $8,108,784 and
$163,340,400 U.S. Treasury Bonds, 4.25%-8.75%, due
11/15/16-11/15/40, value $195,895,049)	200,000,000	200,000,000
JPMorgan Chase & Co.
0.14%, dated 6/30/11, due 7/1/11 in the amount of
$350,001,361 (fully collateralized by $364,501,758
Corporate Bonds, 0%-10.50%, due 12/15/11-5/15/47,
value $360,733,981)	350,000,000	350,000,000
Total Repurchase Agreements
(cost $1,191,000,000)		1,191,000,000
Total Investments (cost $11,990,589,639)	98.2%	11,990,589,639
Cash and Receivables (Net)	1.8%	223,429,654
Net Assets	100.0%	12,214,019,293

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to $584,017,322 or 4.8% of net assets.
c The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	11,990,589,639
Level 3 - Significant Unobservable Inputs	-
Total	11,990,589,639

+ See Statement of Investments for additional detailed categorizations.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Plus Money Market Fund
June 30, 2011 (Unaudited)

Negotiable Bank Certificates of Deposit--23.3%	Principal Amount ($)	Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.18%, 7/5/11	45,000,000	45,000,000
BNP Paribas (Yankee)
0.13%, 7/5/11	45,000,000	45,000,000
Societe Generale (Yankee)
0.16%, 7/6/11	45,000,000	45,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.19%, 7/6/11	45,000,000 a	45,000,000
Svenska Handelsbanken (Yankee)
0.14%, 7/5/11	50,000,000	50,000,722
Total Negotiable Bank Certificates of Deposit
(cost $230,000,722)		230,000,722
Commercial Paper--20.8%
Barclays U.S. Funding
0.08%, 7/5/11	45,000,000	44,999,600
Deutsche Bank Financial LLC
0.03%, 7/1/11	40,000,000	40,000,000
HSBC USA Inc.
0.11%, 7/22/11	35,000,000	34,997,754
ING (US) Funding LLC
0.14%, 7/7/11	45,000,000	44,998,988
UBS Finance Delaware Inc.
0.01%, 7/1/11	40,000,000	40,000,000
Total Commercial Paper
(cost $204,996,342)		204,996,342
Asset-Backed Commercial Paper--8.1%
Atlantis One Funding Corp.
0.02%, 7/1/11	40,000,000 a	40,000,000
Mont Blanc Capital Corp.
0.14%, 7/13/11	40,000,000 a	39,998,133
Total Asset-Backed Commercial Paper

(cost $79,998,133)		79,998,133
Time Deposits--8.6%
Credit Agricole (Grand Cayman)
0.05%, 7/1/11	45,000,000	45,000,000
KBC Bank (Grand Cayman)
0.01%, 7/1/11	40,000,000	40,000,000
Total Time Deposits
(cost $85,000,000)		85,000,000
U.S. Government Agency--10.1%
Federal National Mortgage Association
0.01%, 7/21/11
(cost $99,999,444)	100,000,000 [b]	99,999,444
U.S. Treasury Bills--20.6%
0.01%, 8/25/11 - 9/1/11
(cost $202,998,352)	203,000,000	202,998,352
Repurchase Agreement--8.5%
HSBC USA Inc.
0.01%, dated 6/30/11, due 7/1/11 in the amount of
$84,000,023 (fully collateralized by $5,821,400 U.S.
Treasury Bonds, 4.25%, due 11/15/40, value $5,732,289
and $78,194,937 U.S. Treasury Notes, 0.63%-5%, due
8/15/11-11/15/20, value $79,952,605)
(cost $84,000,000)	84,000,000	84,000,000
Total Investments (cost $986,992,993)	100.0%	986,992,993
Cash and Receivables (Net)	.0%	398,598
Net Assets	100.0%	987,391,591

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to $124,998,133 or 12.7% of net assets.
b The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	986,992,993
Level 3 - Significant Unobservable Inputs	-
Total	986,992,993

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 19, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	August 19, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)